Segment reporting - Geographic area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 10,660,000,000	$ 10,524,000,000	$ 10,646,000,000
Non-current assets	12,345,000,000	12,685,000,000
Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	(813,000,000)	(774,000,000)	(769,000,000)
Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	3,144,000,000	2,959,000,000	2,936,000,000
Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	3,778,000,000	3,729,000,000	3,748,000,000
Graham Packaging
Disclosure of geographical areas [line items]
Revenue	2,087,000,000	2,147,000,000	2,223,000,000
Evergreen
Disclosure of geographical areas [line items]
Revenue	1,603,000,000	1,562,000,000	1,580,000,000
Closures
Disclosure of geographical areas [line items]
Revenue	861,000,000	901,000,000	928,000,000
United States
Disclosure of geographical areas [line items]
Revenue	9,286,000,000	8,962,000,000	9,006,000,000
Non-current assets	11,664,000,000	11,861,000,000
United States | Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	(793,000,000)	(733,000,000)	(729,000,000)
United States | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	3,081,000,000	2,865,000,000	2,844,000,000
United States | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	3,396,000,000	3,299,000,000	3,287,000,000
United States | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	1,787,000,000	1,790,000,000	1,838,000,000
United States | Evergreen
Disclosure of geographical areas [line items]
Revenue	1,401,000,000	1,371,000,000	1,393,000,000
United States | Closures
Disclosure of geographical areas [line items]
Revenue	414,000,000	370,000,000	373,000,000
Remaining North American Region
Disclosure of geographical areas [line items]
Revenue	618,000,000	632,000,000	620,000,000
Non-current assets	266,000,000	279,000,000
Remaining North American Region | Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	(19,000,000)	(38,000,000)	(37,000,000)
Remaining North American Region | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	61,000,000	92,000,000	90,000,000
Remaining North American Region | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	354,000,000	345,000,000	321,000,000
Remaining North American Region | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	105,000,000	116,000,000	123,000,000
Remaining North American Region | Evergreen
Disclosure of geographical areas [line items]
Revenue	35,000,000	36,000,000	39,000,000
Remaining North American Region | Closures
Disclosure of geographical areas [line items]
Revenue	82,000,000	81,000,000	84,000,000
Asia
Disclosure of geographical areas [line items]
Revenue	361,000,000	449,000,000	462,000,000
Non-current assets	176,000,000	179,000,000
Asia | Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	0	(3,000,000)	(3,000,000)
Asia | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	2,000,000	2,000,000	2,000,000
Asia | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	27,000,000	28,000,000	30,000,000
Asia | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	5,000,000	29,000,000	44,000,000
Asia | Evergreen
Disclosure of geographical areas [line items]
Revenue	167,000,000	155,000,000	148,000,000
Asia | Closures
Disclosure of geographical areas [line items]
Revenue	160,000,000	238,000,000	241,000,000
Europe
Disclosure of geographical areas [line items]
Revenue	249,000,000	319,000,000	383,000,000
Non-current assets	159,000,000	213,000,000
Europe | Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	(1,000,000)	0	0
Europe | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	0	0	0
Europe | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	1,000,000	57,000,000	110,000,000
Europe | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	136,000,000	155,000,000	161,000,000
Europe | Evergreen
Disclosure of geographical areas [line items]
Revenue	0	0	0
Europe | Closures
Disclosure of geographical areas [line items]
Revenue	113,000,000	107,000,000	112,000,000
South America
Disclosure of geographical areas [line items]
Revenue	136,000,000	152,000,000	164,000,000
Non-current assets	57,000,000	79,000,000
South America | Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	0	0	0
South America | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	0	0	0
South America | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	0	0	0
South America | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	54,000,000	57,000,000	57,000,000
South America | Evergreen
Disclosure of geographical areas [line items]
Revenue	0	0	0
South America | Closures
Disclosure of geographical areas [line items]
Revenue	82,000,000	95,000,000	107,000,000
Other
Disclosure of geographical areas [line items]
Revenue	10,000,000	10,000,000	11,000,000
Non-current assets	23,000,000	74,000,000
Other | Corporate / Unallocated
Disclosure of geographical areas [line items]
Revenue	0	0	0
Other | Reynolds Consumer Products
Disclosure of geographical areas [line items]
Revenue	0	0	0
Other | Pactiv Foodservice
Disclosure of geographical areas [line items]
Revenue	0	0	0
Other | Graham Packaging
Disclosure of geographical areas [line items]
Revenue	0	0	0
Other | Evergreen
Disclosure of geographical areas [line items]
Revenue	0	0	0
Other | Closures
Disclosure of geographical areas [line items]
Revenue	10,000,000	10,000,000	11,000,000
New Zealand
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 0	$ 49,000,000